Condensed Statements of Changes in Shareholders' Equity - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit.	Total
Beginning Balance, Shares at Dec. 31, 2013	14,764,750
Beginning Balance, Amount at Dec. 31, 2013	$ 14,765	$ 3,009,075	$ (1,203,733)	$ 1,820,107
Issuance of Common Shares for cash at $0.50 per share, net of offering costs, Shares	2,220,003
Issuance of Common Shares for cash at $0.50 per share, net of offering costs, Amount	$ 2,220	1,094,810		1,097,030
Issuance of Common Shares in connection with Separation Agreement, Shares	23,438
Issuance of Common Shares in connection with Separation Agreement, Amount	$ 23	(23)
Net (loss)			(2,642,662)	(2,642,662)
Ending Balance Shares at Dec. 31, 2014	17,008,191
Ending Balance Amount at Dec. 31, 2014	$ 17,008	4,103,862	(3,846,395)	274,475
Issuance of Common Shares for cash at $1.00 per share, Shares	365,000
Issuance of Common Shares for cash at $1.00 per share, Amount	$ 365	364,635		365,000
Issuance of Common Shares for cash at $0.90 per share, net of offering costs, Shares	4,260,000
Issuance of Common Shares for cash at $0.90 per share, net of offering costs, Amount	$ 4,260	3,464,741		3,469,001
Share based compensation		191,205		191,205
Net (loss)			(1,523,375)	(1,523,375)
Ending Balance Shares at Dec. 31, 2015	21,633,191
Ending Balance Amount at Dec. 31, 2015	$ 21,633	$ 8,124,443	$ (5,369,770)	2,776,306
Net (loss)				(1,641,007)
Ending Balance Amount at Jun. 30, 2016				$ 1,948,492